EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
EQUITY
Schedule of company's warrants
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (in years)
Warrants as of December 31, 2022	3,780,000	$0.48	0.87
Issued	10,694,494	$0.84	3.02
Exercised	-	$-	-
Warrants as of September 30, 2023	14,474,494	$0.75	1.96

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (in years)
Warrants as of December 31, 2021	-	$-	-
Issued	3,780,000	$0.48	1.63
Exercised	-	$-	-
Warrants as of December 31, 2022	3,780,000	$0.48	0.87

Schedule of company's options
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (in years)
Options as of December 31, 2022	5,284,068	$0.80	4.17
Issued	1,920,000	$0.83	5.00
Exercised	-	$-	-
Options as of September 30, 2023	7,204,068	$0.81	3.76

Correlate's options
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (in years)
Options as of December 31, 2020	71,625	$0.41	6.08
Issued	-	$-	-
Exchanged	(71,625)	$(0.41)	5.08
Exercised	-	$-	-
Options as of December 31, 2021	-	$-	-

Company's options
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (in years)
Options as of December 31, 2021	3,059,068	$0.52	5.08
Issued	2,225,000	$1.20	4.97
Forfeited	-	$-	-
Exercised	-	$-	-
Options as of December 31, 2022	5,284,068	$0.80	4.17
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (in years)
Options as of December 31, 2020	-	$-	-
Issued	3,059,068	$0.52	5.09
Forfeited	-	$-	-
Exercised	-	$-	-
Options as of December 31, 2021	3,059,068	$0.52	5.08